Initial Public Offering	4 Months Ended	9 Months Ended
	Dec. 31, 2020	Sep. 30, 2021
890 5TH AVENUE PARTNERS, INC.
Initial Public Offering

Note 3 — Initial Public Offering

On January 14, 2021, the Company consummated its Initial Public Offering of 28,750,000 Units, including 3,750,000 Over-Allotment Units, at $10.00 per Unit, generating gross proceeds of $287.5 million, and incurring offering costs of approximately $6.2 million.

Each Unit consists of one share of Class A common stock, and one-third of one redeemable warrant (each, a “Public Warrant”). Each Public Warrant entitles the holder to purchase one share of Class A common stock at a price of $11.50 per share, subject to adjustment (see Note 6).

A certain qualified institutional buyer (the “Anchor Investor”) purchased 1,000,000 Units in the Initial Public Offering. The Anchor Investor subscribed for membership interests in the Sponsor representing an indirect beneficial interest in 212,621 Founder Shares and 28,750 Private Placement Units.

The Anchor Investor agreed to vote any shares that it holds (including any Public Shares that it holds) in favor of the initial Business Combination, and a smaller portion of affirmative votes from other Public Shareholders would be required to approve the initial Business Combination. As a result of the Private Placement Units that the Anchor Investor holds, it may have different interests with respect to a vote on an initial Business Combination than other Public Stockholders.

The Anchor Investor will not have any rights to the funds held in the Trust Account beyond the rights afforded to the Public Stockholders, as described herein.

Note 3—Initial Public Offering

On January 14, 2021, the Company consummated its Initial Public Offering of 28,750,000 Units, including 3,750,000 Over-Allotment Units, at $10.00 per Unit, generating gross proceeds of $287.5 million, and incurring offering costs of approximately $6.2 million.

Each Unit consists of one share of Class A common stock, and one-third of one redeemable warrant (each, a “Public Warrant”). Each Public Warrant entitles the holder to purchase one share of Class A common stock at a price of $11.50 per share, subject to adjustment (see Note 8).

A certain qualified institutional buyer (the “Anchor Investor”) purchased 1,000,000 Units in the Initial Public Offering. The Anchor Investor subscribed for membership interests in the Sponsor representing an indirect beneficial interest in 212,621 Founder Shares and 28,750 Private Placement Units.

The Anchor Investor agreed to vote any shares that it holds (including any Public Shares that it holds) in favor of the initial Business Combination, and a smaller portion of affirmative votes from other Public Stockholders would be required to approve the initial Business Combination. As a result of the Private Placement Units that the Anchor Investor holds, it may have different interests with respect to a vote on an initial Business Combination than other Public Stockholders.

The Anchor Investor will not have any rights to the funds held in the Trust Account beyond the rights afforded to the Public Stockholders, as described herein.